Cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and financial investments
Cash and cash equivalents
	12/31/2025	12/31/2024
Cash and banks
In local currency	432,604	211,047
In foreign currency	409,691	194,793
Financial investments considered cash equivalents
Securities and funds
In local currency	1,622,908	1,286,152
In foreign currency	709,922	379,601
Total cash and cash equivalents	3,175,125	2,071,593

Financial investments
	12/31/2025	12/31/2024
Financial investments
Securities and funds
In local currency (a)	3,311,585	2,271,980
In foreign currency (b)	2,921,770	2,854,126
Total financial investments	6,233,355	5,126,106
Current	3,851,758	2,306,927
Non-current	2,381,597	2,819,179

(a)	The Company balance comprises (i) financial bills and indexed-rate Brazilian Federal Government bonds totaling R$ 1,433,475 and (ii) the remaining amount, which substantially corresponds to financial instruments offset with the same counterparty, presented net of financial liabilities measured at fair value in the amount of (174,643).
(b)	Refers substantially to financial investments made by subsidiary Ultrapar International in Time Deposits.